Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
OPERATING ACTIVITIES
Net loss	$ (13,356,783)	$ (9,155,551)
Adjustments for:
Amortization	6,771	8,464
Depreciation	234,403	424,039
Impairment of accounts receivable	(11,882)
Change in fair value of derivative liability	1,860,107	(2,788,734)
Impairment of inventory	15,091	148,760
Gain on recovery of notes receivable	(69,646)	(18,425)
Finance and other costs	45,812	1,204,434
Gain on disposal of assets	11,469	(22,553)
Share-based payments	1,139,063	904,629
Adjustments for profit loss	(10,125,595)	(9,294,937)
Net changes in non-cash working capital items:
Receivables	(508,083)	(360,757)
Inventory	(1,376,773)	(62,595)
Prepaids	(1,189,119)	369,747
Trade payables and accrued liabilities	(683,423)	(220,627)
Customer deposits	(384,880)	(9,363)
Deferred income	131,864	(24,574)
Cash used in operating activities	(14,136,009)	(9,603,106)
INVESTING ACTIVITIES
Purchase of equipment	(426,770)	(73,027)
Disposal of equipment		103,923
Repayment of notes receivable	69,646	18,425
Cash provided by (used in) investing activities	(357,124)	49,321
FINANCING ACTIVITIES
Proceeds from issuance of common shares for financing	58,277,541	12,479,693
Share issue costs	(5,005,668)	(2,036,067)
Proceeds from issuance of common shares for warrants exercised	23,941,100	373,244
Repayment of loans		(85,058)
Repayment of lease liabilities	(114,173)	(258,127)
Cash provided by financing activities	77,098,800	10,473,685
Effects of exchange rate changes on cash	1,023,272	(15,935)
Change in cash	62,605,667	919,900
Cash and cash equivalents, beginning of period	6,252,409	3,093,612
Cash and cash equivalents, end of period	69,881,348	3,997,577
SUPPLEMENTARY CASH FLOW DISCLOSURE
Interest paid	9,820	15,428
Share issue costs in accounts payable		$ 71,912